OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 1,011	$ 239
Derivative assets	52	13
Securities - FVTOCI	202	260
Restricted cash	160	161
Inventory	481	435
Other	243	748
Total other non-current assets	$ 2,149	$ 1,856